Financial Risk Management and Fair Values of Financial Instruments - Schedule of Movement in the Allowances for Loan Losses (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Prior Year	¥ (1)	¥ 164
Current Year	(3)	(1)
Trade receivables [member]
Disclosure of financial assets [line items]
Prior Year	39	43
Amounts written off	(5)	(4)
Impairment losses reversed	(4)	(5)
Impairment losses recognized	23	5
Current Year	¥ 53	¥ 39